Label	Element	Value
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalents	$ 547,100,000	[1]

[1]	These amounts include restricted cash of $6.1, $5.8 and $6.1 as of February 25, 2022, February 26, 2021 and February 28, 2020, respectively.